Organization	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Organization

1. Organization

Qudian Inc. (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entities and subsidiaries of the variable interest entities as a whole) is a limited company incorporated in the Cayman Islands under the laws of the Cayman Islands on November 16, 2016. The Company, through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs, are principally engaged in the operation of online platforms to provide small consumer credit products in the People’s Republic of China (the “PRC”). The Company does not conduct any substantive operations of its own. As PRC laws and regulations prohibit foreign control of companies involved in internet value-added business, the Company conducts its primary business operations through its VIEs and the subsidiaries of the VIEs.

As of December 31, 2018, the Company’s subsidiaries and VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Tianjin Qudian Financial Lease Co., Ltd. (“Tianjin Financial Lease”)	January 19, 2018	PRC	100%	Financial lease
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service

VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development and service, sale of products
Hunan Qudian Technology Development Co., Ltd. (“Hunan Qudian”)	November 2, 2016	PRC	Nil	Technology development and service, sale of products
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	Nil	Technology development and service, sale of products
Xiamen Weipujia Technology Co., Ltd. (“Xiamen Weipujia”)	June 6, 2018	PRC	Nil	Household service

1.Organization - continued

Additionally, Beijing Happy Time, Ganzhou Qudian, Xiamen Qudian and Xiamen Weipujia have several subsidiaries incorporated in the PRC.

On November 23, 2016, the Company set up a wholly-owned subsidiary, Qudian BVI in the BVI. On December 2, 2016, the Company set up another wholly-owned subsidiary, Qudian HK in Hong Kong. On December 5, 2016, the Company transferred all of its shares of Qudian HK to Qudian BVI. On December 9, 2016, Qudian HK acquired all the equity interests of Qufenqi Ganzhou from Qufenqi HK, for a consideration of US$100,000. From December 9, 2016 to November 22, 2018, Beijing Happy Time, Hunan Qudian, Ganzhou Qudian, Xiamen Qudian and Xiamen Weipujia signed a series of contractual agreements with Qufenqi Ganzhou and their shareholders (collectively, the “VIE Agreements”).

The Company, through Qufenqi Ganzhou entered into power of attorney and an exclusive call option agreement with the nominee shareholders of the VIEs that gave Qufenqi Ganzhou the power to direct the activities that most significantly affect the economic performance of the VIEs and acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through Qufenqi Ganzhou, which obligate Qufenqi Ganzhou to absorb a majority of the risk of loss from the VIEs’ activities and entitle Qufenqi Ganzhou to receive a majority of their residual returns. In addition, the Company has entered into share pledge agreements for the equity interests in the VIEs held by the nominee shareholders of the VIEs. The Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the resolutions of all shareholders of the Company and the resolutions of the board of directors of the Company (the “Resolutions”), the board of directors of the Company (the “Board of Directors”) or any officer authorized by the Board of Directors (the “Authorized Officer”) shall cause Qufenqi Ganzhou to exercise the rights under the power of attorney entered into among Qufenqi Ganzhou, the VIEs and the nominee shareholders of the VIEs and Qufenqi Ganzhou’s rights under the exclusive call option agreement between Qufenqi Ganzhou and the VIEs. As a result of the Resolutions and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and was considered to be the Primary Beneficiary.

Despite the lack of technical majority ownership, the Company has effective control of the VIEs through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIEs. Through the VIE Agreements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, through the other exclusive agreements, which consist of exclusive option agreement, exclusive business cooperation agreement, and equity pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, has the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and its consolidated subsidiaries as required by SEC Regulation S-X Rule 3A-02 and ASC topic 810 (“ASC 810”), Consolidation.

1.Organization - continued

The following is a summary of the VIE Agreements:

(1) Power of Attorney Agreements:

Pursuant to the power of attorney agreements signed between the VIEs’ nominee shareholders and Qufenqi Ganzhou, each nominee shareholder irrevocably appointed Qufenqi Ganzhou as its attorney-in-fact to exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of the VIEs). The agreements are effective and irrevocable as long as the nominee shareholder remains a shareholder of the VIEs.

(2) Exclusive Call Option Agreements:

Pursuant to the exclusive call option agreements entered into between the VIEs’ nominee shareholders and Qufenqi Ganzhou, the nominee shareholders irrevocably granted Qufenqi Ganzhou a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIEs, or any or all of the assets of the VIEs, to Qufenqi Ganzhou, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the minimum price required by PRC law. As for the assets of the VIEs, the purchase price should be equal to the book value of the assets or the minimum price as permitted by applicable PRC law, whichever is higher. Without Qufenqi Ganzhou’s prior written consent, the VIEs and their nominee shareholders shall not amend their articles of association, increase or decrease the registered capital, sell or otherwise dispose of their assets or beneficial interests, create or allow any encumbrance on their assets or other beneficial interests and provide any loans or guarantees, etc. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders shall transfer all received distribution to Qufenqi Ganzhou or their designees. The agreements are not terminated until all of the equity interests of the VIEs have been transferred to Qufenqi Ganzhou or the person(s) designated by Qufenqi Ganzhou. None of the nominee shareholders have the right to terminate or revoke the agreements under any circumstance unless otherwise regulated by law.

(3) Exclusive Business Cooperation Agreements:

Pursuant to the exclusive business cooperation agreements entered into by Qufenqi Ganzhou and the VIEs and their subsidiaries, Qufenqi Ganzhou provides exclusive technical support and consulting services in return for fees based on 100% of the VIEs’ profit before tax, which is adjustable at the sole discretion of Qufenqi Ganzhou. Without Qufenqi Ganzhou’s consent, the VIEs and their subsidiaries cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from Qufenqi Ganzhou. In addition, the profitable consolidated VIEs and their subsidiaries have granted Qufenqi Ganzhou an exclusive right to purchase any or all of the business or assets of each of the profitable consolidated VIEs and their subsidiaries at the lowest price permitted under PRC law. The agreements are irrevocable or can only be unilaterally revoked/amended by Qufenqi Ganzhou.

1.Organization - continued

The following is a summary of the VIE Agreements: - continued

(4) Equity Pledge Agreements:

Pursuant to the equity interest pledge agreements, each nominee shareholder of the VIEs has pledged all of its respective equity interests in the VIEs to Qufenqi Ganzhou as continuing first priority security interest to guarantee the performance of their and the VIEs’ obligations under the power of attorney agreements, the exclusive call option agreements and the exclusive business cooperation agreements. Qufenqi Ganzhou is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If the VIEs or any of the nominee shareholder breaches its contractual obligations, Qufenqi Ganzhou will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of the VIEs in accordance with PRC law. None of the nominee shareholders shall, without the prior written consent of Qufenqi Ganzhou, assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. The agreements are not terminated until all of the technical support and consulting and service fees have been fully paid under the exclusive business cooperation agreements and all of VIEs’ obligations have been terminated under the other controlling agreements.

In addition, the Company entered into following agreements:

(1) Financial support undertaking letters

Pursuant to the financial support undertaking letters, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIEs, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIEs or their shareholders do not have sufficient funds or are unable to repay.

(2) Resolutions of all shareholders and resolution of the board of directors of Qudian Inc.

The shareholders and the Board of Directors resolved that the Board of Directors or any officer authorized by the Board of Directors shall cause Qufenqi Ganzhou to exercise its rights under the power of attorney agreements and the exclusive call option agreements when the Board of Directors or the Authorized Officer determines that such exercise is in the best interests of the Company and Qufenqi Ganzhou to do so.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiaries and the VIEs, both currently does not violate applicable PRC laws and regulations; (ii) each of the VIE Agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations; (iii) the financial support letters issued by the Company to the VIEs, does not violate the PRC laws and regulations (iv) the resolutions are valid in accordance with the articles of association of the Company and Cayman Island Law.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

1.Organization - continued

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet financial services platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

Except for the deposits that were held by Peer-to-Peer lending platforms (“P2P platforms”), banks and other institutions, private financial assets trading platform, trust beneficiaries and other funding partners (collectively referred as the “Funding Partners”) as guarantee deposits, there was no other pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, through its 100% controlled subsidiary Qufenqi Ganzhou. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented. The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables	8,758,544,694	8,417,821,413	1,224,321,345
Other current assets	5,801,157,313	3,472,629,937	505,073,078
Total current assets	14,559,702,007	11,890,451,350	1,729,394,423
Total non-current assets	165,191,933	1,066,321,556	155,090,038
Total assets	14,724,893,940	12,956,772,906	1,884,484,461
Total current liabilities	9,403,402,527	5,045,698,262	733,866,376
Total non-current liabilities	510,023,905	413,400,000	60,126,536
Total liabilities	9,913,426,432	5,459,098,262	793,992,912

The following table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	1,442,846,339	4,749,249,922	5,112,097,579	743,523,755
Net income	650,872,408	2,222,086,399	2,558,375,744	372,100,319

1.Organization - continued

The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	793,604,997	2,587,050,255	3,375,764,483	490,984,580
Net cash used in investing activities	(3,598,136,678)	(4,295,677,821)	(1,789,268,184)	(260,238,264)
Net cash (used in)/provided by financing activities	3,380,179,509	5,251,615,220	(4,568,154,072)	(664,410,453)

As of December 31, 2017, and 2018, except for all assets of the consolidated trusts, the deposits that were held by the Funding Partners as guarantee deposits, there was no pledge or collateralization of the VIEs’ assets. The amount of the net assets of the VIEs were RMB 4,811 million and RMB 7,497 million (US$ 1,090 million) as of December 31, 2017 and 2018. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Primary Beneficiary in the normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the periods presented.

Consolidated Trusts

Since November 2016, the Company established several trusts to invest in loans through the Company’s platform using both funds from third party and the Company. Such trusts are administered by third party trust companies as the trustees. The Company provides loan facilitation service and financial guarantee to the trusts.

All assets of the consolidated trusts are collateral for the trusts’ obligations and can only be used to settle the trusts’ obligations.

Share Based Payment Trust

On December 30, 2016, the board of the Company approved and set up Qudian Inc. Equity Incentive Trust (the “Share Based Payment Trust”) for the purpose of holding options awarded to certain employees and the underlying shares before they are exercised as instructed by the employees. Upon the exercise of the options, the shares will be transferred to the relevant employees. As the Company has the power to govern the financial and operating policies of the Share Based Payment Trust and derives benefits from the contributions of the employees who have been awarded the options of the Company through their continued employment with the Company, the assets and liabilities of the Share Based Payment Trust are included in the consolidated balance sheets.